Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and social security costs	£ 3,651	£ 3,310		£ 3,048
Pensions and other retirement benefit schemes (note 16)	355	455		538
Restructuring and other staff costs	487	307		299
Staff costs:	4,493	4,072		3,885
Premises and equipment costs	449	332		261
Depreciation and amortisation	2,905	2,396		2,825
UK bank levy	150	148		132
Regulatory and legal provisions (note 38)	675	255		1,300
Other	2,720	2,556		2,397
Other expenses:	3,545	2,959		3,829
Operating expenses before adjustment for:	11,392	9,759		10,800
Amounts attributable to the acquisition of insurance and participating investment contracts	(183)	(168)
Amounts reported within insurance service expenses	(386)	(354)
Total operating expenses	10,823	9,237	[1],[2]	10,800	[1]
Social security contributions	371	341		308
Gain loss on sale of leased assets net operating leases	93	197		249
Accumulated depreciation, amortisation and impairment | Premises
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment	110	114		123
Accumulated depreciation, amortisation and impairment | Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment	388	561		779
Accumulated depreciation, amortisation and impairment | Operating lease assets
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment	1,070	570		709
Accumulated depreciation, amortisation and impairment | Right-of-use assets (note 28)
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment	£ 209	£ 226		£ 228

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.